Commitment and Contingencies (Details) - Dec. 31, 2022 € in Millions, $ in Millions	USD ($)	EUR (€)
Other Commitments [Line Items]
Total commitments not yet recognized	$ 31.9
License | SLK Program
Other Commitments [Line Items]
Variable consideration amount	$ 319.5	€ 299.6